Pensions - Defined Benefit Plans Amounts Recognized in Statements of Financial Position (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligations	$ (959,677)	$ (943,391)
Fair value of plan assets	456,389	431,740
Net defined benefit liability	$ (503,288)	$ (511,651)	$ (480,107)	$ (520,765)